THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communications - 19.6%
Internet Media & Services - 19.6%
Alphabet, Inc. - Class A	65,500	$ 10,401,400
Alphabet, Inc. - Class C	12,320	1,982,164
Expedia Group, Inc.	7,500	1,176,975
Meta Platforms, Inc. - Class A	45,240	24,836,760
		38,397,299
Consumer Discretionary - 13.2%
E-Commerce Discretionary - 11.0%
Amazon.com, Inc. (a)	91,430	16,861,521
MercadoLibre, Inc. (a)	1,950	4,545,157
		21,406,678
Retail - Discretionary - 2.2%
Lowe's Companies, Inc.	8,500	1,900,260
Williams-Sonoma, Inc.	16,000	2,471,520
		4,371,780
Consumer Staples - 3.7%
Household Products - 1.1%
Church & Dwight Company, Inc.	22,000	2,185,480

Retail - Consumer Staples - 2.6%
Costco Wholesale Corporation	5,000	4,972,500

Financials - 5.4%
Institutional Financial Services - 3.9%
Intercontinental Exchange, Inc.	30,000	5,039,100
Nu Holdings Ltd. - Class A (a)	210,000	2,610,300
		7,649,400
Specialty Finance - 1.5%
American Express Company	11,000	2,930,510

Health Care - 8.6%
Medical Equipment & Devices - 8.6%
Intuitive Surgical, Inc. (a)	27,000	13,926,600
Stryker Corporation	7,500	2,804,400
		16,731,000

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 2.2%
Commercial Support Services - 1.4%
Waste Management, Inc.	12,000	$ 2,800,320

Transportation & Logistics - 0.8%
Norfolk Southern Corporation	7,000	1,568,350

Materials - 1.9%
Chemicals - 1.9%
Ecolab, Inc.	15,000	3,771,450

Technology - 44.7%
Semiconductors - 11.0%
NVIDIA Corporation	127,555	13,893,291
QUALCOMM, Inc.	13,700	2,033,902
Texas Instruments, Inc.	35,000	5,601,750
		21,528,943
Software - 15.5%
Adobe, Inc. (a)	12,000	4,499,760
Autodesk, Inc. (a)	11,000	3,016,750
CrowdStrike Holdings, Inc. - Class A (a)	16,000	6,861,920
Intuit, Inc.	17,820	11,181,515
Microsoft Corporation	12,000	4,743,120
		30,303,065
Technology Hardware - 8.5%
Apple, Inc.	50,948	10,826,450
Dell Technologies, Inc. - Class C	15,000	1,376,400
Motorola Solutions, Inc.	10,000	4,403,900
		16,606,750
Technology Services - 9.7%
Accenture plc - Class A	17,900	5,354,785
Automatic Data Processing, Inc.	7,000	2,104,200
Block, Inc. - Class A (a)	25,000	1,461,750
Paychex, Inc.	24,000	3,530,880
PayPal Holdings, Inc. (a)	45,000	2,962,800

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Technology - 44.7% (Continued)
Technology Services - 9.7% (Continued)
Visa, Inc. - Class A	10,000	$ 3,455,000
		18,869,415

Total Common Stocks (Cost $32,090,200)		$ 194,092,940

MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Government Obligations Fund - Class Z, 4.21% (b) (Cost $1,447,506)	1,447,506	$ 1,447,506

Total Investments at Value - 100.0% (Cost $33,537,706) (c)		$ 195,540,446

Liabilities in Excess of Other Assets - (0.0%) (d)		(108,402)

Net Assets - 100.0%		$ 195,432,044

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of April 30, 2025.
(c)	All securities are pledged as collateral for the Fund's bank line of credit.
(d)	Percentage rounds to less than 0.1%.